FAIR VALUE MEASUREMENTS, Foreclosed Assets (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreclosed assets	$ 974
Changes Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreclosed assets	(268)
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Foreclosed assets	$ 706